Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Statement of Comprehensive Income [Abstract]
Income tax benefit associated with reclassification adjustments	$ 53,000	$ 3,000